Schedule of Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Research and development expenses
Other expenses	$ 710	$ 2,061
Less- government grants	(468)
Research and development expenses, net	710	2,061
Marketing expenses	220	822
Total General and administrative expenses	1,011	2,028
Other income	(48)
Financial expenses (income), net	6	(2)
Reconciliation of profit or loss adjustments and reconciling items
Depreciation	21	17
Stock based compensation	485	1,682
Net loss	(1,899)	(4,909)
Reportable Segment [Member]
Research and development expenses
Other expenses	667	1,903
Less- government grants	(468)
Research and development expenses, net	667	1,903
Marketing expenses	5	163
Total General and administrative expenses	763	1,146
Other income	(48)
Financial expenses (income), net	6	(2)
Segment net loss	1,393	3,210
Reconciliation of profit or loss adjustments and reconciling items
Depreciation	21	17
Stock based compensation	485	1,682
Net loss	1,899	4,909
Reportable Segment [Member] | Salaries And Related Expenses [Member]
Research and development expenses
Other expenses	489	778
Research and development expenses, net	489	778
Total General and administrative expenses	86	242
Reportable Segment [Member] | Subcontractors [Member]
Research and development expenses
Other expenses	464	794
Research and development expenses, net	464	794
Reportable Segment [Member] | Materials [Member]
Research and development expenses
Other expenses	1	55
Research and development expenses, net	1	55
Reportable Segment [Member] | Usability Study [Member]
Research and development expenses
Other expenses	33	153
Research and development expenses, net	33	153
Reportable Segment [Member] | Other Expenses [Member]
Research and development expenses
Other expenses	148	123
Research and development expenses, net	148	123
Total General and administrative expenses	58	127
Reportable Segment [Member] | Professional Expenses [Member]
Research and development expenses
Total General and administrative expenses	504	683
Reportable Segment [Member] | Rent And Maintenance [Member]
Research and development expenses
Total General and administrative expenses	$ 115	$ 94